Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 01, 2014	Apr. 01, 2014
Summary Of Significant Accounting Policies
Cash and cash equivalents - cash	$ 1,257
Cash and cash equivalents - money market funds and other cash equivalents	7,346
Equipment installment sales - maximum installment period (in months)	0 years 30 months 0 days
Inventories	1,933	1,148
Inventories - wireless handsets and accessories	$ 1,858	1,031
Number of major classes of intangible assets	4
FCC licenses - typical term (in years)	10
Indefinite-lived intangible assets - timing of annual impairment analysis	October 1
Service Life [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (years)		3 years 0 months 0 days
Change in Accounting Estimate, Financial Effect	$513, or $0.10 per diluted share
Service Life [Member] | Software - Network [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (years)			5 years 0 months 0 days
Service Life [Member] | Software- Non-Network [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (years)				5 years 0 months 0 days